Defined benefit plans	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Defined benefit plans
39 Defined benefit plans

	2019		2018
Retirement benefit plans	4,076		3,714
Other post-employment benefit plans	283		275
Total defined benefit plans	4,359		3,989
		-
Retirement benefit plans in surplus	1		-
Other post-employment benefit plans in surplus	-		-
Total defined benefit assets	1		-
		-
Retirement benefit plans in deficit	4,077		3,714
Other post-employment benefit plans in deficit	283		275
Total defined benefit liabilities	4,360		3,989

	2019			2018
Movements during the year in defined benefit plans	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
At January 1	3,714	275	3,989	3,657	293	3,950
Defined benefit expenses	227	17	244	192	13	206
Remeasurements of defined benefit plans	607	5	612	157	(23)	134
Contributions paid	(298)	-	(298)	(234)	-	(234)
Benefits paid	(100)	(18)	(118)	(99)	(19)	(118)
Net exchange differences	14	4	18	37	11	47
Other 1)	(89)	-	(88)	5	-	5
At December 31	4,076	283	4,359	3,714	275	3,989

1	In 2019, ‘Other’ mainly relates to the plan amendment from The Netherlands as described in the section on ‘Aegon the Netherlands’ in this note.
The amounts recognized in the statement of financial position are determined as follows:

		2019			2018
	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
Present value of wholly or partly funded obligations	4,807	-	4,807	4,027	-	4,027
Fair value of plan assets	(4,420)	-	(4,420)	(3,525)	-	(3,525)
	386	-	386	502	-	502
Present value of wholly unfunded obligations 1)	3,690	283	3,973	3,212	275	3,487
At December 31	4,076	283	4,359	3,714	275	3,989

1
As all pension obligations are insured at subsidiary Aegon Levensverzekering almost all assets held by Aegon Nederland backing retirement benefits of EUR 2,736 millions (2018: EUR 2,568 million) do not meet the definition of plan assets and as such were not deducted in calculating this amount. Instead, these assets are recognized as general account assets. Consequently, the return on these assets does not form part of the calculation of defined benefit expenses.

The fair value of Aegon’s own transferable financial instruments included in plan assets and the fair value of other assets used by Aegon included in plan assets was nil in both 2019 and 2018.

		2019			2018
Defined benefit expenses	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
Current year service cost	148	8	157	121	10	131
Net interest on the net defined benefit liability (asset)	80	9	89	87	8	96
Past service cost	(1)	-	(1)	(16)	(5)	(21)
Total defined benefit expenses	227	17	244	192	13	206

		2017
	Retirement benefit plans	Other post- employment benefit plans	Total
Current year service cost	148	11	158
Net interest on the net defined benefit liability (asset)	99	10	109
Past service cost	(5)	(1)	(6)
Total defined benefit expenses	242	19	262

Defined benefit expenses are included in ‘Commissions and expenses’ in the income statement.

Movements during the year of the present value of the defined benefit obligations	2019	2018
At January 1	7,514	7,572
Current year service cost	157	131
Interest expense	221	213
Remeasurements of the defined benefit obligations:
- Actuarial gains and losses arising from changes in demographic assumptions	40	(28)
- Actuarial gains and losses arising from changes in financial assumptions	1,126	(102)
Past service cost	(1)	(21)
Contributions by plan participants	8	11
Benefits paid	(353)	(409)
Net exchange differences	144	144
Other 1)	(76)	5
At December 31	8,779	7,514

1	In 2019, ‘Other’ mainly relates to the plan amendment from Aegon the Netherlands as described in the section on ‘Aegon the Netherlands’ in this note.

Movements during the year in plan assets for retirement benefit plans	2019	2018
At January 1	3,525	3,622
Interest income (based on discount rate)	133	117
Remeasurements of the net defined liability (asset)	566	(264)
Contributions by employer	306	245
Benefits paid	(235)	(291)
Net exchange differences	126	96
At December 31	4,420	3,525

	2019					2018
Breakdown of plan assets for retirement benefit plans	Quoted	Unquoted	Total	in % of total plan assets	Quoted	Unquoted	Total	in % of total plan assets
Equity instruments	160	3	164	4%	106	5	111	3%
Debt instrument	465	361	826	19%	369	343	712	20%
Real estate	-	119	119	3%	-	111	111	3%
Derivatives	-	57	57	1%	-	149	149	4%
Investment funds	3	2,484	2,487	56%	11	1,945	1,956	55%
Other	15	752	767	17%	14	471	484	14%
At December 31	644	3,776	4,420	100%	500	3,025	3,525	100%
Defined benefit plans are mainly operated by Aegon USA, Aegon the Netherlands and Aegon UK. The following sections contain a general description of the plans in each of these subsidiaries and a summary of the principal actuarial assumptions applied in determining the value of defined benefit plans.
Aegon USA
Aegon USA has defined benefit plans covering substantially all its employees that are qualified under the Internal Revenue Service Code, including all requirements for minimum funding levels. The defined benefit plans are governed by the Board of Directors of Transamerica Corporation. The Board of Directors has the full power and discretion to administer the plan and to apply all of its provisions, including such responsibilities as, but not limited to, developing the investment policy and managing assets for the plan, maintaining required funding levels for the plan, deciding questions related to eligibility and benefit amounts, resolving disputes that may arise from plan participants and for complying with the plan provisions, and legal requirements related to the plan and its operation. The benefits are based on years of service and the employee’s eligible annual compensation. The plans provide benefits based on a traditional final average formula or a cash balance formula (which defines the accrued benefit in terms of a stated account balance), depending on the age and service of the plan participant. The defined benefit plans have a deficit of EUR 388 million at December 31, 2019 (2018: EUR 450 million deficit).
Investment strategies are established based on asset and liability studies by actuaries which are updated as they consider appropriate. These studies, along with the investment policy, assist to develop the appropriate investment criteria for the plan, including asset allocation mix, return objectives, investment risk and time horizon, benchmarks and performance standards, and restrictions and prohibitions. The overall goal is to maximize total investment returns to provide sufficient funding for the present and anticipated future benefit obligations within the constraints of a prudent level of portfolio risk and diversification. Aegon believes that the asset allocation is an important factor in determining the long-term performance of the plan. The plan uses multiple asset classes as well as sub-classes
to meet the asset allocation and other requirements of the investment policy, which minimizes investment risk. From time to time the actual asset allocation may deviate from the desired asset allocation ranges due to different market performance among the various asset categories. If it is determined that rebalancing is required, future additions and withdrawals will be used to bring the allocation to the desired level.
Aegon USA maintains minimum required funding levels as set forth by the Internal Revenue Code. If contributions are required, the funding would be provided from the Company’s general account assets. Pension plan contributions were not required for Aegon USA in 2019 or 2018. However, with the Aegon N.V. Management Board approval of a proposal from Transamerica Corporation, Transamerica Corporation made a pension plan contribution of EUR 223 million in September 2019 (EUR 190 million in September 2018) that was over and above the minimum required funding levels as set forth by the Internal Revenue Code.

Aegon USA also sponsors supplemental retirement plans to provide senior management with benefits in excess of normal retirement benefits. The plans are unfunded and are not qualified under the Internal Revenue Code. The supplemental retirement plans are governed by either Transamerica Corporation, or the Compensation Committee of the Board of Directors of Transamerica Corporation. Transamerica Corporation, or the Compensation Committee of the Board of Directors has the full power and discretion to apply all of the plan’s provisions, including such responsibilities as, but not limited to, interpret the plan provisions, to make factual determinations under the plan, to determine plan benefits, and to comply with any statutory reporting and disclosure requirements. The benefits are based on years of service and the employee’s eligible annual compensation. The plans provide benefits based on a traditional final average formula or a cash balance formula (which defines the accrued benefit in terms of a stated account balance), depending on the age and service of the plan participant. The company funds the benefit payments of the supplemental retirement plans from its general account assets. The unfunded amount related to these plans, for which a liability has been recorded, was EUR 272 million (2018: EUR 241 million unfunded).
Aegon USA provides health care benefits to retired employees through continuation of coverage primarily in self funded plans, and partly in fully insured plans, which are classified as unfunded per IAS 19 financial guidance. The postretirement health care benefits under the Plans are administered by Transamerica Corporation, which has delegated the claims administration to third-party administrators. Aegon USA maintains two plans which provide continuation of coverage for retiree medical benefits. For each plan, Aegon USA has the fiduciary responsibility to administer the plan in accordance with its terms, and decides questions related to eligibility and determines plan provisions and benefit amounts.
Under the Employee Retirement Income Security Act (ERISA), Aegon USA has the fiduciary responsibility to monitor the quality of services provided by the third-party claims administrator and to replace the third-party administrator if needed. In addition, Aegon USA has the fiduciary obligation to interpret the provisions of the plans, and to comply with any statutory reporting and disclosure requirements. Finally, Aegon USA reviews the terms of the plans and makes changes to the plans if and when appropriate. Aegon USA funds the benefit payments or premium payments of the post-retirement health care plans from its general account assets. The post-retirement health benefit liability amounted to EUR 217 million (2018: EUR 210 million).
The weighted average duration of the defined benefit obligation is 12.6 years (2018: 12.2 years).

The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2019	2018
Demographic actuarial assumptions
Mortality	US mortality table 1)	US mortality table 2)

Financial actuarial assumptions
Discount rate 3)	3.23%/3.02%	4.22% / 4.05%
Salary increase rate	4.00%	3.85%
Health care trend rate	6.60%	7.00%

1	2019 assumption- PRI-2012 Employee, Health Annuitant and Contingent Survivor Tables (90% white collar/ 10% blue collar) projected with Scale MP -2019.
2	2018 Assumption- RP2014 Employee and Health Annuitant Tables projected with Scale MP - 2018
3	Aegon USA has separate discount rates beginning with 2018 – 3.23% for all pension plans and 3.02% for post retirement welfare plan 2019.
The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation
	2019	2018

Demographic actuarial assumptions
10% increase in mortality rates	(83)	(70)
10% decrease in mortality rates	92	77

Financial actuarial assumptions
100 basis points increase in discount rate	(417)	(351)
100 basis points decrease in discount rate	514	430
100 basis points increase in salary increase rate	29	29
100 basis points decrease in salary increase rate	(27)	(26)
100 basis points increase in health care trend rate	12	12
100 basis points decrease in health care trend rate	(11)	(11)
The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the statement of financial position.

Target allocation of plan assets for retirement benefit plans for the next annual period is:
Equity instruments	19-28%
Debt instruments	47-58%
Other	20-28%
Aegon the Netherlands
Aegon the Netherlands has a number of defined benefit plans and a small number of defined contribution plans. The defined benefit plans are subject to Dutch Pension regulations and governed by the Board of Directors of Aegon the Netherlands. The Board of Directors has the full power and discretion to administer the plan including developing investment policy and managing assets for the plans (although these assets do not qualify as ‘plan assets’ as defined by IFRS), deciding questions related to eligibility and benefit amounts, and any disputes that may arise from plan participants and for complying with the plan provisions, and legal requirements related to the plan and its operation. Aegon the Netherlands runs, in principle, full actuarial and investment risk regarding the defined benefit plans. This includes the risks of low interest rates, low returns and increased longevity. A part of this risk can be attributed to plan participants by lowering indexation or by increasing employee contributions.
Furthermore, the specific statutory requirements governing the administration of group pension schemes have been laid down in the Pension Act (Pensioenwet / Pw). Insurers are subject to prudential supervision pursuant to the Financial Supervision Act (Wet op het financieel toezicht / Wft).
Investment strategies are established based on asset and liability studies. The overall goal is to maximize total investment returns to provide sufficient funding for the present and anticipated future benefit obligations within the constraints of a prudent level of portfolio risk. These studies use for example return objectives and various investment instruments. Investment restrictions are updated regularly and they result in asset allocation mix and hedges.
The contributions to the retirement benefit plan of Aegon the Netherlands are paid by both the employees and the employer, with the employer contribution being variable
1
. The benefits covered are retirement benefits, disability, death and survivor pension and are based on an average wage system. The defined benefit plans were unfunded by EUR 3,413 million at December 31, 2019. (2018: EUR 2,967 million). The defined benefit plans are largely backed by investment, although these assets do not qualify as ‘plan assets’ as defined by IFRS. The average remaining duration of the defined benefits obligation is 21.9 years (2018: 20.9 years).
Aegon the Netherlands also has a post-retirement medical plan that contributes to the health care coverage of employees and beneficiaries after retirement. For this plan, Aegon the Netherlands has the responsibility to administer the plan in accordance with its terms, and decides on questions related to eligibility and determines plan provisions and benefit amounts. In addition, Aegon

1	Aegon Nederland deducts employee contributions from the total pension expenses.

the Netherlands has the obligation to interpret the provisions of the plans, and to comply with any statutory reporting and disclosure requirements. Finally, Aegon the Netherlands reviews the terms of the plans and makes changes to the plans if and when appropriate. The liabilities related to these other post-employment benefit plans are fully unfunded and amount to EUR 65 million at December 31, 2019 (2018: EUR 65 million). The weighted average duration of the other post-employment benefit plans is 12.4 years (2018: 11.7 years).
Plan amendments
In 2019, Aegon the Netherlands amended the current defined pension plans for their own employees. The entitlements build up under the existing defined benefit scheme will continue to exist and will remain insured at Aegon Levensverzekering, but is closed to new entrants. All contributions after January 1, 2020, will be made to a new individual defined contribution pension scheme. The new Aegon Pension Plan will be between Aegon the Netherlands and Aegon Cappital and comes into effect on January 1, 2020.
The plan amendment resulted in a release of EUR 101 million in 2019 which is included in note 11 ‘Other income’. This release is driven by the effect of no longer taking into account future salary increases under the new defined contribution pension scheme.
The minimum
tax-qualified
retirement age for occupational retirement plans in the Netherlands is triggered by an increase in average life expectancy as determined by the Central Bureau of Statistics. Effective January 1, 2018, the
tax-qualified
retirement age in combination with the maximum annual benefit accrual of 1.875% becomes 68. As a result Aegon has changed the retirement age of its pension plan from 67 to 68 years as from January 1, 2018.
The principal actuarial assumptions that apply for the year-ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2019	2018
Demographic actuarial assumptions
Mortality	NL mortality table 1)	NL mortality table 1)

Financial actuarial assumptions
Discount rate	0.94%	1.74%
Salary increase rate 2)	Curve 2019	Curve 2018
Indexation 3)	59.2 % of Curve 2019	57.75% of Curve 2018

1	Based on prospective mortality table of the Dutch Actuarial Society with minor methodology adjustments.
2	Based on Dutch Consumer Price Index.
3	Based on Dutch Consumer Price Index.
The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions of the retirement benefit plan would have the following effects per year-end:

	Estimated approximate effects on the defined benefit obligation
	2019	2018
Demographic actuarial assumptions
10% increase in mortality rates	(100)	(81)
10% decrease in mortality rates	112	90

Financial actuarial assumptions
100 basis points increase in discount rate	(645)	(534)
100 basis points decrease in discount rate	893	733
100 basis points increase in salary increase rate	1	18
100 basis points decrease in salary increase rate	-	(18)
25 basis points increase in indexation	194	167
25 basis points decrease in indexation	(177)	(152)
The above sensitivity analysis is based on a change in one assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the defined benefit obligation recognized within the statement of financial position.

Aegon UK
Aegon UK operated a defined benefit pension scheme providing benefits for staff based on final pensionable salary and years of service. The scheme closed to new entrants a number of years ago and closed to future accrual on March 31, 2013. Aegon UK now offers a defined contribution pension scheme to all employees.
The pension scheme is administered separately from Aegon UK and is governed by Trustees, who are required to act in the best interests of the pension scheme members.
The pension scheme Trustees are required to carry out triennial valuations on the scheme’s funding position, with the latest valuation being as at March 31, 2019. As part of this triennial valuation process, a schedule of contributions is agreed between the Trustees and Aegon UK in accordance with UK pensions legislation and guidance issued by the Pensions Regulator in the UK. The schedule of contributions includes deficit reduction contributions to clear any scheme deficit. Under IAS 19, the defined benefit plan has a surplus of EUR 1.5 million at December 31, 2019 (2018: EUR 51 million deficit). During 2019, EUR 83 million (2018: EUR 55 million) of contributions were paid into the scheme. The 2019 contributions included a one off payment of EUR 29 million in addition to the schedule of contributions.
The investment strategy for the scheme is determined by the trustees in consultation with Aegon UK. Currently 30% of assets are invested in growth assets (i.e. primarily equities) and 70% are liability driven investments where the investments are a portfolio of fixed interest and inflation-linked bonds and related derivatives, selected to broadly match the interest rate and inflation profile of liabilities.
Under the scheme rules, pensions in payment increase in line with the UK Retail Price Index, and deferred benefits increase in line with the UK Consumer Price Index. The pension scheme is therefore exposed to UK inflation changes as well as interest rate risks, investment returns and changes in the life expectancy of pensioners.
During 2019, the scheme purchased a
buy-in
policy in the name of the Trustee to cover full scheme benefits for a group of pensioners. The liability (and matching asset) calculated on the year end assumptions has been included in the funded position as at 31 December 2019.
The weighted average duration of the defined benefit obligation is 21.6 years (2018: 21.6 years).
The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2019	2018
Demographic actuarial assumptions
Mortality	UK mortality table 1)	UK mortality table	2)

Financial actuarial assumptions
Discount rate	2.08%	2.94%
Price inflation	3.08%	3.32%
1	Club Vita tables based on analysis of Scheme membership CMI 2017 1.5%/1.25% p.a. (males/females)
2	Club Vita tables based on analysis of Scheme membership CMI 2017 1.5%/1.25% p.a. (males/females)
The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation
	2019	2018
Demographic actuarial assumptions
10% increase in mortality rates	(48)	(34)
10% decrease in mortality rates	54	38

Financial actuarial assumptions
100 basis points increase in discount rate	(306)	(235)
100 basis points decrease in discount rate	414	313
100 basis points increase in price inflation	130	119
100 basis points decrease in price inflation	(281)	(192)
The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the statement of financial position.

Target allocation of plan assets for retirement benefit plans for the next annual period is:
Equity instruments	32%
Debt instruments	68%
All other operating segments
Businesses included in all other operating segments mostly operate defined contribution plans. Please refer to note 14 Commissions and expenses for the employee expenses regarding these contribution plans.